Earnings per share	6 Months Ended
Jun. 30, 2018
Earnings per share
Earnings per share
Reconciliation of Basic and Diluted Earnings per Share
in € THOUS, except share and per share data
	For the three months ended June 30,		For the six months ended June 30,

	2018	2017	2018	2017
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	993.981	268.685	1.272.536	576.860

Denominators:
Weighted average number of shares outstanding	306.355.571	306.523.865	306.404.051	306.383.373
Potentially dilutive shares	927.226	712.296	946.366	589.057

Basic earnings per share	3,24	0,88	4,15	1,88
Fully diluted earnings per share	3,23	0,87	4,14	1,88